ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Revenues	$ 29,657	$ 22,057	$ 23,101
Percentage of revenues	100.00%	100.00%	100.00%
USA [Member]
Reserve Quantities [Line Items]
Revenues	$ 26,094	$ 19,330	$ 20,636
Percentage of revenues	88.00%	88.00%	89.00%
Europes [Member]
Reserve Quantities [Line Items]
Revenues	$ 2,031	$ 1,847	$ 1,353
Percentage of revenues	7.00%	8.00%	6.00%
Israel [Member]
Reserve Quantities [Line Items]
Revenues	$ 149	$ 150	$ 267
Percentage of revenues	1.00%	1.00%	1.00%
Others [Member]
Reserve Quantities [Line Items]
Revenues	$ 1,383	$ 730	$ 845
Percentage of revenues	4.00%	3.00%	4.00%